Note 11 - Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11.	Stock-based compensation

The Company has a stock option plan for certain officers and key full-time employees of the Company and its subsidiaries. Options are granted at the market price for the underlying shares on the date of grant. Each option vests over a four-year term, expires five years from the date granted and allows for the purchase of one Subordinate Voting Share. All Subordinate Voting Shares issued are new shares. As at December 31, 2015, there were 572,250 options available for future grants.

Grants under the Company’s stock option plan are equity-classified awards. Stock option activity for the year ended December 31, 2015 is follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - June 1, 2015	1,656,250	$16.90
Granted	35,000	38.55
Exercised	(480,000)	14.39
Shares issuable under options - December 31, 2015	1,211,250	$18.51	2.8	$26,548
Options exercisable - End of period	268,400	$14.57	1.7	$6,941

The Company incurred stock-based compensation expense related to these awards of $2,159 during the year ended December 31, 2015 (2014 - $1,719; 2013 - $1,860).

In the 2015 carve-out period, $968 of the 2015 stock-based compensation expense was an allocation from Old FSV. $1,191 was the expense from the period June 1, 2015 to December 31, 2015.

As at December 31, 2015, the range of option exercise prices was $11.02 to $20.52 per share. Also as at December 31, 2015, the aggregate intrinsic value and weighted average remaining contractual life for in-the-money options vested and expected to vest were $26,548 and 2.8 years, respectively.

The following table summarizes information about option exercises during year ended December 31, 2015:

2015

Number of options exercised	480,000

Aggregate fair value	$27,314
Intrinsic value	17,369
Amount of cash received	9,945

Tax benefit recognized	$5,905

As at December 31, 2015, there was $2,532 of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next 4 years. During the year ended December 31, 2015, the fair value of options vested was $1,576 (2014 - $1,564; 2013 - $1,752).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

2015

Risk free rate	1.2%
Expected life in years	4.75
Expected volatility	31.6%
Dividend yield	0.8%

Weighted average fair value per option granted	$10.27

The risk-free interest rate is based on the implied yield of a zero-coupon US Treasury bond with a term equal to the option’s expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company’s shares over the previous four years.